Operating Segments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Revenues before reimbursable items	$ 2,192,978	$ 1,823,708	$ 1,541,076
Revenue for reportable segment	2,446,877	2,064,305	1,793,557
Depreciation and amortization	246,620	199,026	163,400
Operating income	431,640	382,500	354,969
Total assets	3,733,581	3,686,568
North America Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	1,102,300	986,900	947,000
International Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	352,200	334,800	331,500
Merchant Services
Segment Reporting Information [Line Items]
Revenue for reportable segment	509,700	534,700	515,100
NetSpend
Segment Reporting Information [Line Items]
Revenue for reportable segment	482,700	207,900
Operating Segments
Segment Reporting Information [Line Items]
Depreciation and amortization	147,502	131,343	134,645
Operating income	669,792	585,683	479,791
Operating Segments | North America Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	954,082	860,645	826,750
Revenue for reportable segment	1,117,764	1,000,073	965,393
Depreciation and amortization	86,513	74,480	74,673
Operating income	351,512	321,619	295,171
Total assets	3,327,160	3,215,333
Operating Segments | International Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	341,785	321,484	318,730
Revenue for reportable segment	363,359	341,549	336,047
Depreciation and amortization	38,909	41,708	47,889
Operating income	55,123	42,068	27,211
Total assets	356,590	417,379
Operating Segments | Merchant Services
Segment Reporting Information [Line Items]
Revenues before reimbursable items	435,649	446,277	409,698
Revenue for reportable segment	510,120	533,050	512,580
Depreciation and amortization	14,571	12,034	12,083
Operating income	134,872	155,643	157,409
Total assets	695,744	676,592
Operating Segments | NetSpend
Segment Reporting Information [Line Items]
Revenues before reimbursable items	482,686	207,851
Revenue for reportable segment	482,686	207,851
Depreciation and amortization	7,509	3,121
Operating income	128,285	66,353
Total assets	1,556,369	1,596,150
Intersegment Elimination
Segment Reporting Information [Line Items]
Revenues before reimbursable items	(21,224)	(12,549)	(14,102)
Revenue for reportable segment	(27,052)	(18,218)	(20,463)
Total assets	(2,202,282)	(2,218,886)
Segment Reconciling Items | Acquisition Related Intangible Assets
Segment Reporting Information [Line Items]
Depreciation and amortization	96,971	65,893	26,264
Operating income	(96,971)	(65,893)	(26,264)
Corporate, Non-Segment
Segment Reporting Information [Line Items]
Depreciation and amortization	2,147	1,790	2,491
Corporate, Non-Segment | NetSpend
Segment Reporting Information [Line Items]
Operating income	(3,217)	(14,220)
Corporate, Non-Segment | Corporate Administration
Segment Reporting Information [Line Items]
Operating income	$ (137,964)	$ (123,070)	$ (98,558)